Harding, Loevner Funds, Inc. (the “Fund”)

Supplement dated June 14, 2021 to the

Summary Prospectus for International Equity Research Portfolio (Institutional Class Z) dated

February 28, 2021

Prospectus for Institutional Class Z Investors, dated February 28, 2021

Effective July 1, 2021, all references and information herein relating to the International Equity Research Portfolio’s Institutional Class Z shares, as well as the Summary Prospectus in its entirety, are hereby deleted.

Investors Should Retain this Supplement for Future Reference.